Summary of Significant Accounting Policies (Detail) - Anti-dilutive Securities	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive securities	19,448,403	9,737,506	8,640,434	7,187,391	3,515,816
Stock Options [Member]
Antidilutive securities	6,132,127	3,687,477	3,679,977	3,762,477	669,777
Warrant [Member]
Antidilutive securities	8,945,247	1,520,986	1,922,944	435,986	410,542
Convertible Debt Securities [Member]
Antidilutive securities	4,371,029	4,529,043